Related Party Transactions (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Interest paid to related parties			$ 154,848	$ 1,193,372	$ 1,594,700	$ 142,968
Affiliates
Related Party Transaction [Line Items]
Debt held by related parties	$ 1,348,000		$ 1,348,000		$ 1,350,000	$ 2,362,561
Warrants held by related parties	9,391,457		9,391,457		4,265,009	942
Interest paid to related parties	$ 3,945		$ 3,945		$ 237,596	$ 125,000
Related party interest expense	$ 42,410	$ 1,073,370	$ 80,876	$ 1,381,848	$ 1,608,372	$ 120,687